UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	January 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	$ 1,609,165
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	2,013,123
4,420	Total Alabama			3,622,288
	Alaska – 1.8% (1.1% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA	1,151,921
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA	1,296,127
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	8,795,131
	Series 2006A, 5.000%, 6/01/46
15,425	Total Alaska			11,243,179
	Arkansas – 0.4% (0.3% of Total Investments)
2,480	Cabot School District 4, Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	2/10 at 100.00	A1	2,481,240
	2003, 5.000%, 2/01/27 – AMBAC Insured
	California – 14.1% (8.9% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,192,250
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	A+	385,479
	Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, San Francisco Bay Area, California, Toll Bridge Revenue Bonds,
	Series 2009F-1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,555,825
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,657,125
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	2,174,160
	Bonds, Series 2009, 0.000%, 8/01/33
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	5,637,060
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	176,783
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,037,257
	Health System/West, Series 2003A, 5.000%, 3/01/33
9,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,413,650
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,589,727
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
25,000	California, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG	3/16 at 100.00	A	21,348,750
	Insured (UB)
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	3,198,572
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	AA	3,150,761
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,607,350
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	690,730
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AAA	1,309,595
3,000	5.000%, 6/01/45	6/15 at 100.00	BBB+	2,482,530
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	506,250
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/10 at 100.00	AA– (4)	491,588
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	2/10 at 100.00	AA– (4)	998,920
	1994, 5.375%, 2/15/34 (ETM)
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	2,326,126
	6.500%, 11/01/39
14,000	New Haven Unified School District, California, General Obligation Refunding Bonds, Series	No Opt. Call	AAA	2,968,840
	2009, 0.000%, 8/01/34 – AGC Insured
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	302,260
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,541,429
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	A	4,829,850
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	3,185,780
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 50.47	Aa2	1,542,700
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 61.27	AA	1,959,770
	Bonds, Series 2005C, 0.000%, 8/01/25 – NPFG Insured
176,205	Total California			88,261,117
	Colorado – 7.1% (4.5% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	960,377
	SYNCORA GTY Insured
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	6/10 at 100.00	A1	3,035,040
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	A1	6,726,647
	5.500%, 12/01/22 – AMBAC Insured
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	11,787,396
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	2,888,642
9,000	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	2,326,500
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	3,318,563
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	6,262,800
	(Pre-refunded 9/01/10) – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	1,227,286
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	A	3,185,882
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	A	1,392,125
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	1,717,900
106,345	Total Colorado			44,829,158
	District of Columbia – 1.5% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A	9,529,400
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 1.5% (1.0% of Total Investments)
8,170	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2007, Trust	1/17 at 100.00	AA+	7,145,727
	1191, 5.926%, 7/01/32 (Alternative Minimum Tax) (IF)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,490,375
	2010A-1, 5.375%, 10/01/41
10,670	Total Florida			9,636,102
	Georgia – 4.0% (2.5% of Total Investments)
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AA– (4)	15,052,662
	Project, Series 1999, 5.500%, 11/01/18 (Pre-refunded 11/01/10) – AMBAC Insured
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A+	9,749,500
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45 (WI/DD, Settling 2/18/10)
24,330	Total Georgia			24,802,162
	Illinois – 15.9% (10.1% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	A	1,407,678
	FGIC Insured
4,600	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	2,781,666
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	4,028,600
1,885	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	2,055,423
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	7/10 at 100.50	A	5,270,423
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, 5.000%,	12/15 at 100.00	AAA	10,186,800
	12/01/42 (UB)
3,000	Illinois Finance Authority, Revenue Bonds, MeMmorial Health System, Series 2009,	No Opt. Call	A+	2,960,280
	5.500%, 4/01/34
5,500	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	4,990,810
	Centers, Series 2008A, 5.500%, 8/15/30
2,060	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	2/10 at 100.00	BBB	2,056,210
	5.250%, 8/01/17 – AMBAC Insured
38,645	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2000, 5.500%, 4/01/25 –	4/10 at 100.00	A+	38,804,213
	NPFG Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	Aa3	5,795,500
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	Aa3	3,344,845
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,412,838
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	5,083,325
3,270	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	3,338,016
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,089,650
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	593,942
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	1,926,415
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	1,457,296
136,155	Total Illinois			99,583,930
	Indiana – 2.7% (1.7% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	A	4,773,453
	5.500%, 2/01/26 – NPFG Insured
4,030	Indiana Finance Authority Health System Revenue Bonds Series 2009A (Sisters of St. Francis	11/19 at 100.00	Aa3	4,091,175
	Health Services, Inc. Obligated Group), 5.250%, 11/01/39
6,000	Indiana Finance Authority, Revenue and Refunding Bonds, Trinity Health Credit Group, Series	12/19 at 100.00	AA	6,138,480
	2009A, 5.250%, 12/01/38
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	A3	2,041,520
	Company, Series 1991, 5.750%, 8/01/21
16,725	Total Indiana			17,044,628
	Iowa – 0.8% (0.5% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	802,423
	5.000%, 7/01/19
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	4,475,500
	5.600%, 6/01/34
5,970	Total Iowa			5,277,923
	Kansas – 0.5% (0.3% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,765,675
	Series 2002-II, 5.500%, 11/01/21
500	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	477,940
	4.625%, 10/01/31
3,000	Total Kansas			3,243,615
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,076,610
	Louisville Arena Authority, Inc., Series 2008A-1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 2.8% (1.8% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	A	7,420,339
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – NPFG Insured
3,350	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	3,314,222
	2004, 5.250%, 7/01/33 – NPFG Insured
7,500	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	7,065,900
	Series 2001B, 5.875%, 5/15/39
18,265	Total Louisiana			17,800,461
	Maryland – 1.1% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,135,522
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42
	(Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,968,700
	5.500%, 2/01/16
6,910	Total Maryland			7,104,222
	Massachusetts – 4.4% (2.8% of Total Investments)
440	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	444,140
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
4,150	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	4,239,225
660	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	674,190
12,040	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	7/10 at 100.00	A	11,709,622
	1997A, 5.000%, 1/01/37 – NPFG Insured
10,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2000A, 5.750%, 8/01/39	8/10 at 101.00	AA+ (4)	10,375,600
	(Pre-refunded 8/01/10) – FGIC Insured
27,290	Total Massachusetts			27,442,777
	Michigan – 2.5% (1.6% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,774,700
	4.625%, 7/01/32 – AGM Insured
2,090	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	8/10 at 100.00	AA (4)	2,144,110
	Series 2000, 5.375%, 8/01/17 (Pre-refunded 8/01/10) – AMBAC Insured
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	4,915,500
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,818,902
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,337,554
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
16,290	Total Michigan			15,990,766
	Minnesota – 8.1% (5.2% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	944,108
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	30,786,873
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
1,610	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	1,634,408
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	14,185,078
2,810	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	3,362,249
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
48,095	Total Minnesota			50,912,716
	Mississippi – 0.9% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/10 at 100.00	BBB	5,899,587
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.7% (0.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	3,071,520
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	1,466,200
13,000	Total Missouri			4,537,720
	Nebraska – 1.8% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A1	11,349,003
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 6.6% (4.2% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	15,456,600
	(WI/DD, Settling 2/03/10)
11,615	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	11,349,133
	International Airport, Series 2010A, 5.250%, 7/01/42 (WI/DD, Settling 2/03/10)
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	Caa2	1,542,888
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	Caa2	1,223,660
7,860	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	Caa2	1,072,418
19,300	5.375%, 1/01/40 – AMBAC Insured	7/10 at 100.00	Caa2	8,041,731
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	A	277,166
2,500	Reno, Nevada, Health Facilty Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.719%,	7/17 at 100.00	AA+	2,696,500
	7/01/31 – BHAC Insured (IF)
73,035	Total Nevada			41,660,096
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	Business Finance Authority of the State of New Hampshire Revenue Bonds Elliot Hospital	10/19 at 100.00	BBB+	3,011,640
	Obligated Group Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 6.9% (4.4% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	BB+	1,994,008
	Care System, Series 2006A, 0.000%, 7/01/37
18,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2000B,	6/10 at 100.00	AAA	18,380,160
	5.750%, 6/15/17 (Pre-refunded 6/15/10)
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	8,298,150
	0.000%, 12/15/34 – AGM Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+	3,931,850
	0.000%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	A1	1,280,040
	9/01/25 – NPFG Insured
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	3,956,213
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
2,100	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	2,392,320
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,777,480
	Series 2007-1A, 5.000%, 6/01/41
89,025	Total New Jersey			43,010,221
	New Mexico – 1.6% (1.0% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,417,071
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
3,610	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	3,830,968
9,535	Total New Mexico			10,248,039
	New York – 4.4% (2.8% of Total Investments)
7,000	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	554,470
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	3,033,900
	5.000%, 12/01/35
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	2/10 at 100.00	AA	5,020
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	AA	1,045,860
6,515	5.750%, 8/01/18	8/12 at 100.00	AA	7,102,783
15	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	8/12 at 100.00	AA (4)	16,888
	(Pre-refunded 8/01/12)
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,470,400
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/10 at 100.00	A	10,254,800
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
32,535	Total New York			27,484,121
	North Carolina – 2.6% (1.6% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	2,206,318
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,870,600
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	8,124,375
	1/01/19 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	1/19 at 100.00	AAA	2,015,520
	Series 2009A, 5.750%, 1/01/39 – AGC Insured
15,300	Total North Carolina			16,216,813
	North Dakota – 4.5% (2.8% of Total Investments)
23,035	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	6/10 at 101.00	AAA	23,235,404
	5.625%, 6/01/31 – AGM Insured
	North Dakota Water Commission, Water Development and Management Program Bonds,
	Series 2000A:
2,230	5.700%, 8/01/18 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AA (4)	2,291,392
2,450	5.750%, 8/01/19 (Pre-refunded 8/01/10) – MBIA Insured	8/10 at 100.00	AA (4)	2,518,061
27,715	Total North Dakota			28,044,857
	Ohio – 7.5% (4.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
110	5.125%, 6/01/24	6/17 at 100.00	BBB	102,221
3,665	5.375%, 6/01/24	6/17 at 100.00	BBB	3,459,907
1,250	5.875%, 6/01/30	6/17 at 100.00	BBB	1,079,163
1,215	5.750%, 6/01/34	6/17 at 100.00	BBB	1,010,309
4,300	6.000%, 6/01/42	6/17 at 100.00	BBB	3,428,347
4,750	5.875%, 6/01/47	6/17 at 100.00	BBB	3,644,485
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,494,300
	4.250%, 12/01/32 – AGM Insured (UB)
16,140	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	17,118,084
	1999, 6.300%, 4/01/12
7,500	Ohio State, Hospital Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	Aa2	7,794,300
	Series 2009A, 5.500%, 1/01/39
48,930	Total Ohio			47,131,116
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,735,602
	Center, Series 2008B, 5.250%, 8/15/38
	Oregon – 2.6% (1.6% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – NPFG Insured	1/13 at 100.00	A	5,087,750
	Portland, Oregon, Water System Revenue Bonds, Series 2000A:
6,780	5.375%, 8/01/18 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	6,958,653
3,880	5.500%, 8/01/20 (Pre-refunded 8/01/10)	8/10 at 100.00	Aa1 (4)	3,984,721
15,660	Total Oregon			16,031,124
	Pennsylvania – 4.6% (2.9% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh	No Opt. Call	Aa3	3,065,460
	Medical Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	7/10 at 100.00	BB+	4,884,900
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	N/R (4)	5,191,450
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	7,283,600
	6/01/33 – AGM Insured
7,550	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	AA (4)	8,162,532
	(Pre-refunded 9/15/11)
30,550	Total Pennsylvania			28,587,942
	Puerto Rico – 5.5% (3.5% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	3,373,690
	6.000%, 7/01/44
	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
8,200	4.500%, 12/01/23 (Pre-refunded 12/01/13) (UB)	12/13 at 100.00	AAA	9,181,950
4,300	4.500%, 12/01/23 (UB)	12/13 at 100.00	AA+	4,209,141
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,328,900
	2009A, 6.000%, 8/01/42
7,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,120,840
	8/01/40 – NPFG Insured
6,555	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	6,322,494
	Series 2002, 5.375%, 5/15/33
39,385	Total Puerto Rico			34,537,015
	Rhode Island – 0.5% (0.3% of Total Investments)
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,151,385
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 6.2% (3.9% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	28,188,242
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	6,918,362
	0.000%, 1/01/30 – AMBAC Insured
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa2	3,789,620
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
49,860	Total South Carolina			38,896,224
	Tennessee – 0.7% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	BBB+	4,692,400
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured
	Texas – 9.1% (5.8% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,564,900
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	10,591,968
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	303,470
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	12,913,350
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,466,825
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	5/10 at 101.00	CCC+	4,263,060
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,406,319
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,345,720
1,440	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	356,256
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,332,188
	5.000%, 12/01/20 – AGM Insured
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	2,556,216
	5.500%, 7/01/39
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.50	AA–	2,780,036
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.28	AAA	1,687,560
	Bonds, Series 2006, 0.000%, 8/15/33
4,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	2,991,200
	Series 2008I, 0.000%, 1/01/43
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds,	2/17 at 100.00	Aa3	3,162,607
	Series 2007, Residuals 1760-3, 16.894%, 2/15/36 (IF)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,385,950
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA– (4)	4,234,998
	Series 2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,589,850
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	998,800
87,910	Total Texas			56,931,273
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,008,970
	Virginia – 2.4% (1.5% of Total Investments)
21,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	15,136,000
	Series 2009C., 0.000%, 10/01/41 – AGC Insured
	Washington – 15.5% (9.8% of Total Investments)
5,500	Clark County Public Utility District 1, Washington, Generating System Revenue Refunding Bonds,	1/11 at 100.00	AAA	5,516,115
	Series 2000, 5.125%, 1/01/20 – AGM Insured
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	A	3,055,626
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,705,900
	2001A, 5.500%, 7/01/17 – AGM Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AA+	2,617,975
33,490	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 (Pre-refunded	8/10 at 100.00	Aa2 (4)	34,414,993
	8/01/10) – MBIA Insured
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – NPFG	8/10 at 100.00	AA–	6,972,101
	Insured (Alternative Minimum Tax) (UB)
2,150	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002,	12/12 at 100.00	AAA	2,222,240
	4.500%, 12/01/20
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	AA	3,171,150
	5.000%, 6/01/24 – NPFG Insured
3,520	Washington State Healthcare Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	3,778,192
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) –
	AMBAC Insured
10,890	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	11,263,963
	Series 2002, 6.500%, 6/01/26
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	3,825,450
	6/01/28 – FGIC Insured
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 –	1/12 at 100.00	AAA	9,564,480
	AGM Insured
98,755	Total Washington			97,108,185
	Wisconsin – 0.9% (0.6% of Total Investments)
2,800	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,027,164
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,491,118
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	3/10 at 100.00	N/R	1,065,300
	for the Aging Inc., Series 1998, 5.700%, 3/01/28
5,805	Total Wisconsin			5,583,582
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	4,305,176
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,325,730	Total Investments (cost $995,661,307) – 157.5%			988,180,385
	Floating Rate Obligations – (7.8)%			(48,745,000)
	Other Assets Less Liabilities – 5.6%			34,635,325
	Auction Rate Preferred Shares, at Liquidation Value – (55.3)% (5)			(346,675,000)
	Net Assets Applicable to Common Shares – 100%			$ 627,395,710

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$988,180,385	$ —	$988,180,385

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2010, the cost of investments was $946,853,305.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 46,064,221
Depreciation	(53,481,692)
Net unrealized appreciation (depreciation) of investments	$ (7,417,471)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.1%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 1, 2010